36. RELATED PARTIES´ TRANSACTIONS (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Origenes Vida
Disclosure of transactions between related parties [line items]
Purchases of goods and services		$ (13)	$ (6)	$ 0
TGS
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]	0	0	(3)
Refinor
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[2]	(393)	(117)	0
Oldelval
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[3]	(74)	(31)	0
Total related parties
Disclosure of transactions between related parties [line items]
Purchases of goods and services		(731)	(331)	(35)
Transener
Disclosure of transactions between related parties [line items]
Purchases of goods and services		(7)	(10)	(5)
TGS
Disclosure of transactions between related parties [line items]
Purchases of goods and services	[1]	(197)	(132)	0
SACME
Disclosure of transactions between related parties [line items]
Purchases of goods and services		$ (47)	$ (35)	$ (27)

[1]	Corresponds to natural gas transportation services.
[2]	Corresponds to purchase of refined products.
[3]	Corresponds to oil transportation services.